Variable Interest Entities - Summary of Aggregated VIE Assets and Liabilities and Performance (Details) - USD ($)		3 Months Ended		6 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total Assets		$ 1,659,213,000		$ 1,659,213,000		$ 623,546,000
Total Liabilities		770,862,000		770,862,000		566,002,000
Total Revenues		393,163,000	$ 171,206,000	673,298,000	$ 306,504,000
Operating Expenses:
Selling, general and administrative expenses		46,574,000	21,859,000	81,422,000	42,843,000
Depreciation and amortization expense		7,945,000	3,977,000	13,791,000	7,362,000
Total operating expenses		406,491,000	176,117,000	685,757,000	310,029,000
Net loss	$ (5,288)	9,480,000		9,480,000
Variable Interest Entity, Primary Beneficiary | Cano Texas and Cano Nevada
Variable Interest Entity [Line Items]
Total Assets		11,979,000		11,979,000		8,182,000
Total Liabilities		17,559,000		17,559,000		$ 12,371,000
Total Revenues		1,309,000	0	2,300,000	0
Operating Expenses:
Direct patient expense		1,585,000	0	2,790,000	0
Selling, general and administrative expenses		2,950,000	176,000	5,263,000	199,000
Depreciation and amortization expense		260,000	0	507,000	0
Total operating expenses		4,795,000	176,000	8,560,000	199,000
Net loss		$ (3,486,000)	$ (176,000)	$ (6,260,000)	$ (199,000)